Summary of Significant Accounting Policies - Revenue per category (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Revenues	$ 159,221	$ 143,624	$ 287,011	$ 260,575
COA/Voyage revenue [Member]
Revenues	24,519	24,700	44,326	47,498
Time chartering revenue [Member]
Revenues	103,157	94,170	182,925	163,290
Port terminal revenue [Member]
Revenues	25,174	21,342	47,991	40,925
Storage fees (dry port) revenue [Member]
Revenues	1,812	16	2,173	124
Dockage revenue [Member]
Revenues	1,745	1,282	3,107	1,880
Liquid port terminal revenue [Member]
Revenues	1,614	1,216	3,075	2,448
Other [Member]
Revenues	1,200	583	1,520	915
Sale of products revenue [Member]
Revenues		315	1,894	3,495
Dry bulk vessels [Member]
Revenues	90,036	86,053	158,672	149,781
Dry bulk vessels [Member] | COA/Voyage revenue [Member]
Revenues	0	2,803	0	8,016
Dry bulk vessels [Member] | Time chartering revenue [Member]
Revenues	89,349	83,064	157,724	141,317
Dry bulk vessels [Member] | Port terminal revenue [Member]
Revenues	0	0	0	0
Dry bulk vessels [Member] | Storage fees (dry port) revenue [Member]
Revenues	0	0	0	0
Dry bulk vessels [Member] | Dockage revenue [Member]
Revenues	0	0	0	0
Dry bulk vessels [Member] | Liquid port terminal revenue [Member]
Revenues	0	0	0	0
Dry bulk vessels [Member] | Other [Member]
Revenues	687	186	948	448
Dry bulk vessels [Member] | Sale of products revenue [Member]
Revenues		0	0	0
Logistics Business [Member]
Revenues	69,185	57,571	128,339	110,794
Logistics Business [Member] | COA/Voyage revenue [Member]
Revenues	24,519	21,897	44,326	39,482
Logistics Business [Member] | Time chartering revenue [Member]
Revenues	13,808	11,106	25,201	21,973
Logistics Business [Member] | Port terminal revenue [Member]
Revenues	25,174	21,342	47,991	40,925
Logistics Business [Member] | Storage fees (dry port) revenue [Member]
Revenues	1,812	16	2,173	124
Logistics Business [Member] | Dockage revenue [Member]
Revenues	1,745	1,282	3,107	1,880
Logistics Business [Member] | Liquid port terminal revenue [Member]
Revenues	1,614	1,216	3,075	2,448
Logistics Business [Member] | Other [Member]
Revenues	$ 513	397	572	467
Logistics Business [Member] | Sale of products revenue [Member]
Revenues		$ 315	$ 1,894	$ 3,495